UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     June 30, 2008
                                                   -------------

Check here if Amendment [  ]; Amendment Number:
                                                   -------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           PI Investment Management Limited
                -------------------------------------------
Address:        5th Floor, Alexandra House, The Sweepstakes
                -------------------------------------------
                Ballsbridge, Dublin 4, IRELAND
                -------------------------------------------

Form 13F File Number:   028-11988
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Patti Eyers
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          011 353 1 6699220
                -----------------------

Signature, Place and Date of Signing:


           /s/ Patti Eyers             Dublin, Ireland            07/31/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  27
                                                 --------------------

Form 13F Information Table Value Total:                523,530
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                                                    Column 8  Column 8  Column 8
                                     Title of              Value (USD)  No. of Investment  Other     Voting    Voting    Voting
Stock Name                            Class      CUSIP       $1,000     Shares Discretion Managers    Sole     Shared     None

AFLAC INC COM STK USD0.10            Common    001055102      30,641    485,976    Sole     None     485,976
ALTRIA GROUP INC COM USD0.333333     Common    02209S103      11,909    585,211    Sole     None     585,211
AUTO DATA PROCESS COM STK USD0.10    Common    053015103      15,611    374,914    Sole     None     374,914
BECTON DICKINSON COM STK USD1        Common    075887109      14,023    175,724    Sole     None     175,724
CISCO SYSTEMS COM USD0.001           Common    17275R102      16,331    691,714    Sole     None     691,714
CITIGROUP INC                        Common    172967101       8,147    472,275    Sole     None     472,275
EMERSON ELECTRIC CO                  Common    291011104      25,929    538,280    Sole     None     538,280
EXXON MOBIL CORP COM STK NPV         Common    30231G102      16,095    185,960    Sole     None     185,960
FISERV INC COM STK USD0.01           Common    337738108      13,506    294,253    Sole     None     294,253
GEN DYNAMICS CORP COM STK USD1       Common    369550108      37,982    456,073    Sole     None     456,073
HEWLETT-PACKARD CO                   Common    428236103      13,531    303,517    Sole     None     303,517
ILLINOIS TOOL WKS COM STK NPV        Common    452308109      12,644    272,733    Sole     None     272,733
JOHNSON & JOHNSON COM STK USD1       Common    478160104      58,898    926,513    Sole     None     926,513
JOHNSON CONTROLS COM USD0.16 2/3     Common    478366107      18,038    629,146    Sole     None     629,146
MCDONALDS CORPORATION NPV            Common    580135101      15,645    276,899    Sole     None     276,899
MEDTRONIC INC COM STK USD0.10        Common    585055106      18,225    355,674    Sole     None     355,674
MICROSOFT CORP                       Common    594918104      12,633    457,212    Sole     None     457,212
NIKE INC                              CL B     654106103      18,661    309,259    Sole     None     309,259
OMNICOM GROUP INC.                   Common    681919106      21,110    472,157    Sole     None     472,157
PHILIP MORRIS INTERNATIONAL          Common    718172109      29,161    585,211    Sole     None     585,211
REPUBLIC SERVICES INC                Common    760759100      13,794    464,585    Sole     None     464,585
ROCKWELL COLLINS I COM STK USD0.01   Common    774341101      19,043    398,303    Sole     None     398,303
TAIWAN SEMICONDUCTOR MANUFACT CO ADR  ADR      874039100          20      1,838    Sole     None       1,838
TARGET CORP COM USD0.0833            Common    87612E106      13,097    273,591    Sole     None     273,591
WAL MART STORES INC                  Common    931142103      38,272    679,981    Sole     None     679,981
WALGREEN CO COM STK USD0.078125      Common    931422109      15,670    475,277    Sole     None     475,277
WELLS FARGO & CO COM STK USD1 2/3    Common    949746101      14,914    620,623    Sole     None     620,623

                                                                       $523,530
